Concentrations (Tables)	12 Months Ended
Dec. 31, 2012
CONCENTRATIONS [Abstract]
Schedule of Accounts Receivable
	December 31, 2011	December 31, 2012

Accounts receivable	5,194,099	2,240,058
Allowance for doubtful accounts	(4,416,706)	(2,172,972)
Accounts receivable, net of allowance for doubtful accounts	777,393	67,086

Schedule of Movement of Allowance for Doubtful Accounts
	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012

Balance at beginning of the year	4,015,145	2,437,179	4,416,706
Acquisition of Ku6	101,484	—	—
Provisions	1,976,053	3,637,147	—
Reversed	(501,485)	(177,321)	(2,255,301)
Written off	(53,563)	—	—
Transferred out due to disposal of WVAS and recorded music businesses	(3,100,455)	—	—
Transferred out due to disposal of Yisheng	—	(1,480,299)	—
Translation difference	—	—	11,567
Balance at the end of the year	2,437,179	4,416,706	2,172,972